Shareholder Report, Average Annual Return (Details)	1 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	25 Months Ended		34 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	71 Months Ended	76 Months Ended	81 Months Ended	83 Months Ended	94 Months Ended	101 Months Ended	103 Months Ended	106 Months Ended		107 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Amplify AI Powered Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify AI Powered Equity ETF NAV
Average Annual Return, Percent					27.00%									8.39%					8.22%
Amplify Alternative Harvest ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Alternative Harvest ETF NAV
Average Annual Return, Percent					0.40%									(27.41%)										(16.06%)
Amplify BlackSwan Growth & Treasury Core ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify BlackSwan Growth & Treasury Core ETF NAV
Average Annual Return, Percent					30.57%									4.79%		6.52%
Amplify BlackSwan ISWN ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify BlackSwan ISWN ETF NAV
Average Annual Return, Percent					20.25%							(3.16%)
Amplify BlackSwan Tech & Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify BlackSwan Tech & Treasury ETF NAV
Average Annual Return, Percent					27.43%				(1.74%)
Amplify BlueStar Israel Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify BlueStar Israel Technology ETF NAV
Average Annual Return, Percent					16.18%									3.87%											7.81%
Amplify Cash Flow Dividend Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Cash Flow Dividend Leaders ETF NAV
Average Annual Return, Percent					22.93%	19.83%
Amplify Cash Flow High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Cash Flow High Income ETF NAV
Average Annual Return, Percent				12.11%	13.47%
Amplify CWP Enhanced Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify CWP Enhanced Dividend Income ETF NAV
Average Annual Return, Percent					24.57%									12.30%						12.38%
Amplify CWP Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify CWP Growth & Income ETF NAV
Average Annual Return, Percent	2.15%
Amplify International Enhanced Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify CWP International Enhanced Dividend Income ETF NAV
Average Annual Return, Percent					21.88%		17.42%
Amplify Cybersecurity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Cybersecurity ETF NAV
Average Annual Return, Percent					32.78%									13.42%													11.18%
Amplify Etho Climate Leadership U.S. ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Etho Climate Leadership U.S. ETF NAV
Average Annual Return, Percent					21.33%									9.76%									11.43%
Amplify Global Cloud Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Global Cloud Technology ETF NAV
Average Annual Return, Percent					36.72%									6.24%								8.44%
Amplify High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify High Income ETF NAV
Average Annual Return, Percent					25.52%									3.58%														3.87%
Amplify Junior Silver Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Junior Silver Miners ETF NAV
Average Annual Return, Percent					52.30%									7.07%														3.37%
Amplify Lithium & Battery Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Lithium & Battery Technology ETF NAV
Average Annual Return, Percent					(11.61%)									0.87%			(8.74%)
Amplify Mobile Payments ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Mobile Payments ETF NAV
Average Annual Return, Percent					33.55%									2.38%												8.51%
Amplify Natural Resources Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Natural Resources Dividend Income ETF NAV
Average Annual Return, Percent					14.23%			12.16%
Amplify Online Retail ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Online Retail ETF NAV
Average Annual Return, Percent					37.85%									5.68%							11.28%
Amplify Samsung SOFR ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Samsung SOFR ETF NAV
Average Annual Return, Percent			4.73%
Amplify Seymour Cannabis ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Seymour Cannabis ETF NAV
Average Annual Return, Percent					(7.35%)									(24.05%)	(27.87%)
Amplify Thematic All-Stars ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Thematic All-Stars ETF NAV
Average Annual Return, Percent					25.48%					(3.77%)
Amplify Transformational Data Sharing ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Transformational Data Sharing ETF NAV
Average Annual Return, Percent					90.42%									20.26%				13.11%
Amplify Travel Tech ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Travel Tech ETF NAV
Average Annual Return, Percent					21.59%								(4.14%)
Amplify U.S. Alternative Harvest ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify U.S. Alternative Harvest ETF NAV
Average Annual Return, Percent					(15.14%)						(42.05%)
Amplify Video Game Tech ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Video Game Tech ETF NAV
Average Annual Return, Percent					25.36%									10.99%								13.40%
Amplify Weight Loss Drug & Treatment ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Amplify Weight Loss Drug & Treatment ETF NAV
Average Annual Return, Percent		6.09%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%					14.33%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%										14.46%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%		15.37%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Net (USD)
Average Annual Return, Percent					24.77%							6.21%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NASDAQ 100 Total Return Index
Average Annual Return, Percent					37.48%				8.36%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%											14.01%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%	29.47%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent				30.56%	36.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%						14.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent	2.67%
S&P 500 Growth TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Growth TR
Average Annual Return, Percent	1.90%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent					25.35%		17.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%													13.13%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%									14.19%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%								15.33%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%														13.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%														13.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%			14.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%												13.58%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent					31.76%			17.03%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent					25.35%			14.63%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%							14.71%
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index
Average Annual Return, Percent			4.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%	15.37%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%					11.11%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent					31.76%									12.19%				9.12%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%				13.43%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%								14.01%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%						12.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent					36.35%									15.98%								15.33%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Average Annual Return, Percent		9.09%